Financial Instruments - Summary of Credit Risk (Detail) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Exposure to risk	R$ 11,332,067	R$ 8,315,094
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	4,555,177	4,499,588
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	1,322,420	1,185,430
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	1,162,213	751,080
Marketable securities [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	3,853,343	1,291,580
Receivables from related parties [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	199,814	242,257
Dividends [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	13,466	144,160
Restricted cash [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	R$ 225,634	R$ 200,999